Note 3. Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 3. INVENTORY

Net inventory, which includes a valuation reserve of $1,463, $1,377 and $1,557 in 2013, 2012 and 2011, respectively, consisted of the following components:

	December 31,
(in $000's)	2013	2012	2011
Raw materials	$3,009	$2,662	$2,815
Intransit finished goods	$2,291	$950	$1,379
Finished goods	$6,540	$7,205	$4,915
Total	$11,840	$10,817	$9,109